Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38369
Entity Registrant Name	ZEPP HEALTH CORP
Entity Central Index Key	0001720446
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building B2, Zhong'an Chuanggu Technology Park
Entity Address, Address Line Two	No. 900 Wangjiang West Road
Entity Address, City or Town	Hefei
Entity Address, Country	CN
Entity Address, Postal Zip Code	230088
Title of 12(b) Security	American depositary shares (each representing four Class A ordinary shares, par value US$0.0001 per share)
Trading Symbol	ZEPP
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Beijing, the People’s Republic of China
Auditor Firm ID	1113
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	123,618,904
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	117,208,247
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Building B2, Zhong'an Chuanggu Technology Park
Entity Address, Address Line Two	No. 900 Wangjiang West Road
Entity Address, City or Town	Hefei
Entity Address, Country	CN
Entity Address, Postal Zip Code	230088
City Area Code	+86 010
Local Phone Number	5940 3251
Contact Personnel Name	Leon Cheng Deng
Contact Personnel Email Address	ir@zepp.com